Earnings per common share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings (Loss) per Common Share (Table)

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$76,386	$60,641	$130,422	$237,196
Preferred share dividends Series D	—	(1,924)	—	(3,848)
Preferred share dividends Series E	(2,744)	(2,743)	(5,488)	(5,486)
Preferred share dividends Series F	(4,006)	(4,006)	(8,012)	(8,012)
Deemed dividend on redeemable Series D preferred shares	—	(3,256)	—	(3,256)
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	69,636	48,712	116,922	216,594
Denominator
Weighted average number of shares basic and diluted	29,505,603	29,505,603	29,505,603	29,505,603
Earnings per share attributable to Tsakos Energy Navigation Limited, basic and diluted	$2.36	$1.65	$3.96	$7.34